PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks – 58.0% of Net Assets
	Aerospace & Defense – 0.4%
23	Axon Enterprise, Inc.(a)	$1,176
33	Moog, Inc., Class A	2,763
5	Raytheon Co.	1,061
17	Teledyne Technologies, Inc.(a)	5,603
49	United Technologies Corp.	7,035

		17,638

	Air Freight & Logistics – 0.8%
297	Expeditors International of Washington, Inc.	21,663
40	FedEx Corp.	6,107
53	United Parcel Service, Inc., Class B	6,104

		33,874

	Airlines – 0.2%
294	American Airlines Group, Inc.	8,838

	Auto Components – 0.4%
139	American Axle & Manufacturing Holdings, Inc.(a)	1,162
91	Aptiv PLC	8,149
21	BorgWarner, Inc.	875
136	Delphi Technologies PLC	1,661
30	Visteon Corp.(a)	2,791

		14,638

	Automobiles – 0.7%
966	Fiat Chrysler Automobiles NV	14,799
336	General Motors Co.	12,486

		27,285

	Banks – 4.1%
87	Ameris Bancorp	3,728
155	BancorpSouth Bank	4,754
767	Bank of America Corp.	23,984
151	BB&T Corp.	8,011
338	Cadence BanCorp	5,198
341	Citigroup, Inc.	24,504
170	Citizens Financial Group, Inc.	5,977
118	Columbia Banking System, Inc.	4,637
12	Comerica, Inc.	785
301	CVB Financial Corp.	6,255
272	Fulton Financial Corp.	4,640
112	Huntington Bancshares, Inc.	1,583
138	International Bancshares Corp.	5,652
251	KeyCorp	4,510
28	M&T Bank Corp.	4,383
459	People’s United Financial, Inc.	7,422
90	PNC Financial Services Group, Inc. (The)	13,203
173	Regions Financial Corp.	2,785
214	Trustmark Corp.	7,345

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
286	Wells Fargo & Co.	$14,766
75	Westamerica Bancorporation	4,952
57	Wintrust Financial Corp.	3,638
55	Zions Bancorp N.A.	2,666

		165,378

	Beverages – 1.7%
42	Brown-Forman Corp., Class B	2,752
412	Coca-Cola Co. (The)	22,425
59	Constellation Brands, Inc., Class A	11,229
481	Monster Beverage Corp.(a)	26,999
55	PepsiCo, Inc.	7,544

		70,949

	Biotechnology – 1.9%
22	AbbVie, Inc.	1,750
79	Amgen, Inc.	16,847
9	Biogen, Inc.(a)	2,688
122	BioMarin Pharmaceutical, Inc.(a)	8,932
24	Celgene Corp.(a)	2,593
60	Gilead Sciences, Inc.	3,822
21	Ligand Pharmaceuticals, Inc.(a)	2,285
75	Medicines Co. (The)(a)	3,937
98	Regeneron Pharmaceuticals, Inc.(a)	30,015
39	Repligen Corp.(a)	3,100
2	Vertex Pharmaceuticals, Inc.(a)	391

		76,360

	Building Products – 0.4%
262	Johnson Controls International PLC	11,352
22	Lennox International, Inc.	5,442

		16,794

	Capital Markets – 4.1%
2	Affiliated Managers Group, Inc.	160
14	Ameriprise Financial, Inc.	2,112
433	Bank of New York Mellon Corp. (The)	20,243
14	BlackRock, Inc.	6,464
396	Charles Schwab Corp. (The)	16,121
22	CME Group, Inc.	4,526
59	FactSet Research Systems, Inc.	14,958
86	Franklin Resources, Inc.	2,369
44	Goldman Sachs Group, Inc. (The)	9,389
12	Intercontinental Exchange, Inc.	1,132
37	Invesco Ltd.	622
111	Janus Henderson Group PLC	2,567
114	Legg Mason, Inc.	4,248
72	Moody’s Corp.	15,890
59	MSCI, Inc.	13,839
53	Northern Trust Corp.	5,283
41	S&P Global, Inc.	10,578

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
256	SEI Investments Co.	$15,339
302	State Street Corp.	19,953

		165,793

	Chemicals – 0.7%
16	DuPont de Nemours, Inc.	1,055
26	Ecolab, Inc.	4,994
60	HB Fuller Co.	2,928
43	Innospec, Inc.	3,928
4	International Flavors & Fragrances, Inc.	488
57	Linde PLC	11,306
51	Minerals Technologies, Inc.	2,522
29	Stepan Co.	2,834

		30,055

	Commercial Services & Supplies – 0.3%
54	Healthcare Services Group, Inc.	1,316
31	MSA Safety, Inc.	3,722
45	Tetra Tech, Inc.	3,936
21	Waste Management, Inc.	2,356

		11,330

	Communications Equipment – 0.7%
73	Ciena Corp.(a)	2,710
412	Cisco Systems, Inc.	19,574
39	InterDigital, Inc.	2,091
41	Lumentum Holdings, Inc.(a)	2,569
9	Motorola Solutions, Inc.	1,497

		28,441

	Construction & Engineering – 0.2%
139	AECOM(a)	5,561
170	Fluor Corp.	2,739

		8,300

	Consumer Finance – 0.8%
71	American Express Co.	8,327
237	Capital One Financial Corp.	22,100
35	Navient Corp.	482

		30,909

	Containers & Packaging – 0.2%
72	Ball Corp.	5,038
9	Crown Holdings, Inc.(a)	656
53	International Paper Co.	2,315
121	Owens-Illinois, Inc.	1,028

		9,037

	Distributors – 0.2%
43	Genuine Parts Co.	4,411

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
21	POOL CORP.	$4,355

		8,766

	Diversified Consumer Services – 0.1%
92	Service Corp. International	4,184

	Diversified Telecommunication Services – 0.1%
79	AT&T, Inc.	3,041
43	Verizon Communications, Inc.	2,600

		5,641

	Electric Utilities – 0.5%
135	American Electric Power Co., Inc.	12,743
19	Edison International	1,195
23	Eversource Energy	1,926
41	IDACORP, Inc.	4,412

		20,276

	Electrical Equipment – 0.2%
16	Acuity Brands, Inc.	1,997
45	Eaton Corp. PLC	3,920
28	Hubbell, Inc.	3,967

		9,884

	Electronic Equipment, Instruments & Components – 1.1%
78	Avnet, Inc.	3,086
33	Belden, Inc.	1,692
79	Cognex Corp.	4,068
17	Coherent, Inc.(a)	2,532
41	Corning, Inc.	1,215
16	Littelfuse, Inc.	2,809
15	Rogers Corp.(a)	2,032
168	TE Connectivity Ltd.	15,036
94	Trimble, Inc.(a)	3,745
139	Vishay Intertechnology, Inc.	2,801
19	Zebra Technologies Corp., Class A(a)	4,519

		43,535

	Energy Equipment & Services – 0.6%
47	Apergy Corp.(a)	1,183
63	Baker Hughes Co.	1,348
26	Core Laboratories NV	1,145
106	Halliburton Co.	2,041
93	National Oilwell Varco, Inc.	2,104
144	NexTier Oilfield Solutions, Inc.(a)	621
80	Oceaneering International, Inc.(a)	1,133
72	Oil States International, Inc.(a)	1,027
363	Schlumberger Ltd.	11,866
63	TechnipFMC PLC	1,243
120	U.S. Silica Holdings, Inc.	535

		24,246

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.1%
39	Activision Blizzard, Inc.	$2,185
67	Cinemark Holdings, Inc.	2,452
13	Electronic Arts, Inc.(a)	1,253
65	Netflix, Inc.(a)	18,682
3	Take-Two Interactive Software, Inc.(a)	361
10	Viacom, Inc., Class B	216
138	Walt Disney Co. (The)	17,929

		43,078

	Food & Staples Retailing – 0.2%
102	Kroger Co. (The)	2,513
251	SpartanNash Co.	3,287
14	Sysco Corp.	1,118
20	Walgreens Boots Alliance, Inc.	1,096

		8,014

	Food Products – 0.7%
78	Campbell Soup Co.	3,612
766	Danone S.A., Sponsored ADR	12,639
26	General Mills, Inc.	1,322
80	Hain Celestial Group, Inc. (The)(a)	1,891
3	Hershey Co. (The)	441
28	Ingredion, Inc.	2,212
16	J.M. Smucker Co. (The)	1,691
17	Kellogg Co.	1,080
83	Kraft Heinz Co. (The)	2,684
7	Mondelez International, Inc., Class A	367

		27,939

	Gas Utilities – 0.3%
83	New Jersey Resources Corp.	3,619
47	ONE Gas, Inc.	4,363
91	South Jersey Industries, Inc.	2,927

		10,909

	Health Care Equipment & Supplies – 0.8%
22	Alcon, Inc.(a)	1,304
7	Align Technology, Inc.(a)	1,766
3	Becton Dickinson & Co.	768
8	Boston Scientific Corp.(a)	334
9	Danaher Corp.	1,240
18	DENTSPLY SIRONA, Inc.	986
3	Edwards Lifesciences Corp.(a)	715
43	Globus Medical, Inc., Class A(a)	2,252
22	Haemonetics Corp.(a)	2,656
1	Intuitive Surgical, Inc.(a)	553
147	Meridian Bioscience, Inc.	1,439
33	Merit Medical Systems, Inc.(a)	682
45	STERIS PLC	6,371
1	Stryker Corp.	216
52	Varian Medical Systems, Inc.(a)	6,282

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
30	West Pharmaceutical Services, Inc.	$4,315

		31,879

	Health Care Providers & Services – 1.7%
45	Acadia Healthcare Co., Inc.(a)	1,350
15	Amedisys, Inc.(a)	1,928
5	Anthem, Inc.	1,345
32	BioTelemetry, Inc.(a)	1,260
98	Centene Corp.(a)	5,202
10	Chemed Corp.	3,939
7	Cigna Corp.	1,249
264	CVS Health Corp.	17,527
39	Encompass Health Corp.	2,497
61	HCA Healthcare, Inc.	8,146
34	Henry Schein, Inc.(a)	2,128
29	Humana, Inc.	8,532
16	Laboratory Corp. of America Holdings(a)	2,636
162	MEDNAX, Inc.(a)	3,557
73	Patterson Cos., Inc.	1,250
27	Quest Diagnostics, Inc.	2,734
16	UnitedHealth Group, Inc.	4,043

		69,323

	Health Care Technology – 0.4%
156	Allscripts Healthcare Solutions, Inc.(a)	1,706
214	Cerner Corp.	14,364

		16,070

	Hotels, Restaurants & Leisure – 2.1%
13	Domino’s Pizza, Inc.	3,531
42	Dunkin’ Brands Group, Inc.	3,302
99	Hilton Worldwide Holdings, Inc.	9,599
25	Jack in the Box, Inc.	2,101
27	Marriott Vacations Worldwide Corp.	2,968
5	McDonald’s Corp.	984
431	MGM Resorts International	12,283
207	Starbucks Corp.	17,504
156	Wendy’s Co. (The)	3,304
443	Yum China Holdings, Inc.	18,827
87	Yum! Brands, Inc.	8,849

		83,252

	Household Durables – 0.3%
14	iRobot Corp.(a)	673
125	KB Home	4,461
94	Meritage Homes Corp.(a)	6,776
58	Tupperware Brands Corp.	559

		12,469

	Household Products – 1.0%
176	Colgate-Palmolive Co.	12,074

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
226	Procter & Gamble Co. (The)	$28,139

		40,213

	Independent Power & Renewable Electricity Producers – 0.3%
90	AES Corp. (The)	1,534
67	Ormat Technologies, Inc.	5,130
157	Pattern Energy Group, Inc., Class A	4,401

		11,065

	Industrial Conglomerates – 0.4%
1,474	General Electric Co.	14,711

	Insurance – 1.3%
8	Aflac, Inc.	425
44	Allstate Corp. (The)	4,683
296	American International Group, Inc.	15,676
6	Brighthouse Financial, Inc.(a)	227
73	Chubb Ltd.	11,127
72	First American Financial Corp.	4,448
22	Hartford Financial Services Group, Inc. (The)	1,256
9	Lincoln National Corp.	508
31	Marsh & McLennan Cos., Inc.	3,212
22	MetLife, Inc.	1,029
80	Prudential Financial, Inc.	7,291
34	Travelers Cos., Inc. (The)	4,456

		54,338

	Interactive Media & Services – 2.6%
15	Alphabet, Inc., Class A(a)	18,882
33	Alphabet, Inc., Class C(a)	41,584
242	Facebook, Inc., Class A(a)	46,379
7	TripAdvisor, Inc.(a)	283

		107,128

	Internet & Direct Marketing Retail – 2.6%
180	Alibaba Group Holding Ltd., Sponsored ADR(a)	31,801
25	Amazon.com, Inc.(a)	44,416
10	Booking Holdings, Inc.(a)	20,488
287	eBay, Inc.	10,117

		106,822

	IT Services – 2.6%
97	Automatic Data Processing, Inc.	15,736
7	Cognizant Technology Solutions Corp., Class A	427
164	DXC Technology Co.	4,538
64	Gartner, Inc.(a)	9,861
12	International Business Machines Corp.	1,605
51	MasterCard, Inc., Class A	14,117
16	PayPal Holdings, Inc.(a)	1,666
212	Sabre Corp.	4,978
261	Visa, Inc., Class A	46,682

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
71	Western Union Co. (The)	$1,779
21	WEX, Inc.(a)	3,973

		105,362

	Leisure Products – 0.0%
95	Callaway Golf Co.	1,921

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	296
13	IQVIA Holdings, Inc.(a)	1,877
9	Thermo Fisher Scientific, Inc.	2,718

		4,891

	Machinery – 2.4%
52	AGCO Corp.	3,988
432	Briggs & Stratton Corp.	3,184
122	Caterpillar, Inc.	16,811
68	Cummins, Inc.	11,729
120	Deere & Co.	20,897
64	Flowserve Corp.	3,126
69	ITT, Inc.	4,102
88	Kennametal, Inc.	2,724
55	Oshkosh Corp.	4,696
106	Parker-Hannifin Corp.	19,450
16	Proto Labs, Inc.(a)	1,551
69	Terex Corp.	1,901
61	Toro Co. (The)	4,705
5	Xylem, Inc.	383

		99,247

	Media – 1.2%
4	Cable One, Inc.	5,301
17	CBS Corp., Class B	613
41	Charter Communications, Inc., Class A(a)	19,182
361	Comcast Corp., Class A	16,180
29	Discovery, Inc., Series C(a)	732
30	Fox Corp., Class A	961
14	Interpublic Group of Cos., Inc. (The)	305
75	New York Times Co. (The), Class A	2,317
30	Omnicom Group, Inc.	2,316

		47,907

	Metals & Mining – 0.5%
125	Commercial Metals Co.	2,416
146	Newmont Goldcorp Corp.	5,801
14	Nucor Corp.	754
53	Reliance Steel & Aluminum Co.	6,150
35	Royal Gold, Inc.	4,040

		19,161

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.3%
81	Consolidated Edison, Inc.	$7,470
15	DTE Energy Co.	1,910
21	Sempra Energy	3,034

		12,414

	Multiline Retail – 0.1%
11	Macy’s, Inc.	167
19	Target Corp.	2,031

		2,198

	Oil, Gas & Consumable Fuels – 1.3%
379	Apache Corp.	8,209
1,881	Chesapeake Energy Corp.(a)	2,520
102	Concho Resources, Inc.	6,887
747	Denbury Resources, Inc.(a)	746
64	Diamondback Energy, Inc.	5,489
96	EOG Resources, Inc.	6,654
128	EQT Corp.	1,375
102	Green Plains, Inc.	1,258
70	Hess Corp.	4,602
157	Noble Energy, Inc.	3,024
57	ONEOK, Inc.	3,980
42	Valero Energy Corp.	4,073
66	World Fuel Services Corp.	2,757

		51,574

	Paper & Forest Products – 0.1%
52	Domtar Corp.	1,892
92	Louisiana-Pacific Corp.	2,689

		4,581

	Personal Products – 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	931

	Pharmaceuticals – 1.4%
1	Allergan PLC	176
22	Bristol-Myers Squibb Co.	1,262
67	Catalent, Inc.(a)	3,260
18	Eli Lilly & Co.	2,051
95	Merck & Co., Inc.	8,233
86	Novartis AG, Sponsored ADR	7,520
300	Novo Nordisk AS, Sponsored ADR	16,566
22	Perrigo Co. PLC	1,166
95	Pfizer, Inc.	3,645
367	Roche Holding AG, Sponsored ADR	13,807

		57,686

	Professional Services – 0.3%
55	Exponent, Inc.	3,494
21	Insperity, Inc.	2,218
57	Korn Ferry	2,092

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
34	ManpowerGroup, Inc.	$3,091
38	Nielsen Holdings PLC	766

		11,661

	Real Estate Management & Development – 0.1%
19	CBRE Group, Inc., Class A(a)	1,017
28	Jones Lang LaSalle, Inc.	4,103

		5,120

	REITs – Apartments – 0.4%
101	American Campus Communities, Inc.	5,048
5	AvalonBay Communities, Inc.	1,088
67	Camden Property Trust	7,663
7	Equity Residential	620
6	Essex Property Trust, Inc.	1,963
4	Mid-America Apartment Communities, Inc.	556

		16,938

	REITs – Diversified – 0.1%
8	Crown Castle International Corp.	1,110
4	Digital Realty Trust, Inc.	508
2	Equinix, Inc.	1,134
83	Weyerhaeuser Co.	2,425

		5,177

	REITs – Health Care – 0.2%
37	Ventas, Inc.	2,409
49	Welltower, Inc.	4,444

		6,853

	REITs – Hotels – 0.1%
126	Host Hotels & Resorts, Inc.	2,065

	REITs – Office Property – 0.6%
11	Boston Properties, Inc.	1,509
152	Corporate Office Properties Trust	4,505
173	Douglas Emmett, Inc.	7,495
229	Easterly Government Properties, Inc.	5,111
77	Kilroy Realty Corp.	6,463

		25,083

	REITs – Regional Malls – 0.1%
7	Macerich Co. (The)	192
14	Simon Property Group, Inc.	2,110

		2,302

	REITs – Storage – 0.0%
27	Iron Mountain, Inc.	885
2	Public Storage	446

		1,331

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Warehouse/Industrials – 0.3%
49	CyrusOne, Inc.	$3,493
125	Liberty Property Trust	7,384

		10,877

	Road & Rail – 0.5%
44	Genesee & Wyoming, Inc., Class A(a)	4,885
28	Kansas City Southern	3,942
38	Norfolk Southern Corp.	6,916
44	Ryder System, Inc.	2,140
24	Union Pacific Corp.	3,971

		21,854

	Semiconductors & Semiconductor Equipment – 2.5%
13	Advanced Micro Devices, Inc.(a)	441
85	Applied Materials, Inc.	4,612
54	Brooks Automation, Inc.	2,294
32	Cabot Microelectronics Corp.	4,836
58	Cirrus Logic, Inc.(a)	3,942
43	Cree, Inc.(a)	2,053
89	First Solar, Inc.(a)	4,609
285	Intel Corp.	16,111
8	Lam Research Corp.	2,168
10	Microchip Technology, Inc.	943
115	NVIDIA Corp.	23,117
228	QUALCOMM, Inc.	18,340
45	Silicon Laboratories, Inc.(a)	4,781
94	Texas Instruments, Inc.	11,091

		99,338

	Software – 2.4%
8	Adobe, Inc.(a)	2,223
171	Autodesk, Inc.(a)	25,199
34	Blackbaud, Inc.	2,854
48	Bottomline Technologies, Inc.(a)	1,966
15	Fair Isaac Corp.(a)	4,561
27	LogMeIn, Inc.	1,773
154	Microsoft Corp.	22,079
42	NortonLifeLock, Inc.	961
571	Oracle Corp.	31,114
41	PTC, Inc.(a)	2,743
30	Qualys, Inc.(a)	2,560
2	salesforce.com, inc.(a)	313

		98,346

	Specialty Retail – 0.8%
35	Aaron’s, Inc.	2,622
102	American Eagle Outfitters, Inc.	1,569
38	Asbury Automotive Group, Inc.(a)	3,919
14	Best Buy Co., Inc.	1,006
19	Five Below, Inc.(a)	2,377
40	Home Depot, Inc. (The)	9,383

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
27	Lithia Motors, Inc., Class A	$4,252
26	Lowe’s Cos., Inc.	2,902
29	Monro, Inc.	2,033
9	Tiffany & Co.	1,121
37	Williams-Sonoma, Inc.	2,471

		33,655

	Technology Hardware, Storage & Peripherals – 2.0%
268	Apple, Inc.	66,667
275	Hewlett Packard Enterprise Co.	4,513
192	HP, Inc.	3,335
96	NCR Corp.(a)	2,804
11	NetApp, Inc.	615
25	Seagate Technology PLC	1,451
6	Western Digital Corp.	310
40	Xerox Holdings Corp.	1,357

		81,052

	Textiles, Apparel & Luxury Goods – 0.7%
22	Deckers Outdoor Corp.(a)	3,364
20	Hanesbrands, Inc.	304
23	NIKE, Inc., Class B	2,060
4	PVH Corp.	348
37	Tapestry, Inc.	957
843	Under Armour, Inc., Class A(a)	17,408
88	Wolverine World Wide, Inc.	2,612

		27,053

	Thrifts & Mortgage Finance – 0.1%
333	New York Community Bancorp, Inc.	3,879

	Trading Companies & Distributors – 0.3%
76	Fastenal Co.	2,731
29	GATX Corp.	2,307
19	United Rentals, Inc.(a)	2,538
9	W.W. Grainger, Inc.	2,780

		10,356

	Water Utilities – 0.3%
64	American Water Works Co., Inc.	7,889
94	Aqua America, Inc.	4,261

		12,150

	Total Common Stocks (Identified Cost $2,296,633)	2,352,324

Principal Amount	Description	Value (†)
Bonds and Notes – 3.9%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$1,019

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,064
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,034

		4,098

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,114
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,042
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,000
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,131
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,091
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,082
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,097
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,010
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,121
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,086
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,073
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,132
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,001
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
1,000	SunTrust Bank, 2.250%, 1/31/2020	1,000
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,059

		28,040

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,078

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,018

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – 0.1%
$2,000	Amazon.com, Inc., 3.875%, 8/22/2037	$2,274
2,000	eBay, Inc., 3.800%, 3/09/2022	2,068

		4,342

	Electric – 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,097

	Financial Other – 0.1%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,043

	Food & Beverage – 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,170

	Government Owned – No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,919

	Health Insurance – 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,087
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,329

		2,416

	Healthcare – 0.1%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,175
2,000	McKesson Corp., 3.950%, 2/16/2028	2,125

		4,300

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,910

	Integrated Energy – 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,138
1,000	Chevron Corp., 1.961%, 3/03/2020	1,000
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,456

		4,594

	Media Entertainment – 0.1%
2,000	Viacom, Inc., 6.875%, 4/30/2036	2,641

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – 0.1%
$2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	$2,100
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,130

		4,230

	Mortgage Related – 0.8%
1,940	FHLMC, 3.000%, 6/01/2049	1,973
10,881	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	11,098
12,456	FNMA, 3.500%, 6/01/2049	12,779
6,365	FNMA, 4.000%, with various maturities in 2049(c)	6,600
2,736	FNMA, 4.500%, with various maturities in 2049(c)	2,877

		35,327

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,099

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,037

	REITs – Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,016

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,175

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,029
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,170
2,000	Oracle Corp., 2.950%, 5/15/2025	2,080
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,121
2,000	VMware, Inc., 2.950%, 8/21/2022	2,033

		9,433

	Treasuries – 0.7%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,065
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,288

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	$5,819
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,174
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,179
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,372
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,397
3,000	U.S. Treasury Bond, 5.250%, 2/15/2029	3,922
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,983
1,000	U.S. Treasury Note, 1.625%, 8/31/2022	1,003
1,000	U.S. Treasury Note, 1.750%, 5/15/2023	1,008
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,026
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,019
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,038
2,000	U.S. Treasury Note, 2.250%, 11/15/2027	2,093
2,000	U.S. Treasury Note, 2.625%, 2/15/2029	2,162
2,000	U.S. Treasury Note, 2.875%, 9/30/2023	2,102

		31,650

	Wireless – 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,276

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,096

	Total Bonds and Notes (Identified Cost $152,709)	157,024

Shares
Exchange-Traded Funds – 15.6%
6,701	iShares® ESG MSCI EAFE ETF	445,349
5,492	iShares® ESG MSCI Emerging Markets ETF	186,508

	Total Exchange-Traded Funds (Identified Cost $597,942)	631,857

Affiliated Mutual Funds – 21.9%
4,010	Loomis Sayles Inflation Protected Securities Fund, Class N	42,592
5,666	Loomis Sayles Limited Term Government and Agency Fund, Class N	64,425
5,996	Mirova Global Green Bond Fund, Class N	63,861

Shares	Description	Value (†)
Affiliated Mutual Funds – continued
60,601	Mirova International Sustainable Equity Fund, Class N	$717,513

	Total Affiliated Mutual Funds (Identified Cost $836,740)	888,391

	Total Investments – 99.4% (Identified Cost $3,884,024)	4,029,596
	Other assets less liabilities – 0.6%	25,219

	Net Assets – 100.0%	$4,054,815

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$51,647	$23,789	$34,931	$141	$1,946	$42,592	$549
Loomis Sayles Limited Term Government and Agency Fund, Class N	51,290	35,408	22,989	(266)	982	64,425	965
Mirova Global Green Bond Fund, Class N	103,325	36,581	81,391	821	4,525	63,861	703
Mirova International Sustainable Equity Fund, Class N	202,534	500,865	31,431	3,370	42,175	717,513	271

	$408,796	$596,643	$170,742	$4,066	$49,628	$888,391	$2,488

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,352,324	$—	$—	$2,352,324
Bonds and Notes*	—	157,024	—	157,024
Exchange-Traded Funds	631,857	—	—	631,857
Affiliated Mutual Funds	888,391	—	—	888,391

Total	$3,872,572	$157,024	$—	$4,029,596

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Equity	91.3
Fixed Income	8.1

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%